Government and Other Grants	12 Months Ended
Dec. 31, 2022
Government And Other Grants [Abstract]
Government and Other Grants

21. GOVERNMENT AND OTHER GRANTS

The Group has received grants from government and private entities. These include grants in respect of research and development activities, expansion of manufacturing capabilities and deployment of the Group’s products in certain geographical markets. The Group had liabilities of $11,077 and $12,730 as of December 31, 2022 and 2021, respectively, for these unspent grant funds.

The Group has recorded $12,650, $8,602 and $1,473 as a reduction in research and development expenses in 2022, 2021, and 2020 respectively, to reflect the usage of grant funds and research and development tax expenditures.

As of December 31, 2022, the Group had $20,988 (2021: $26,211) related to a grant for manufacturing equipment, of which $15,796 (2021: $20,992) was classified as non-current. The Group will recognize the grant over the useful life of the equipment. In 2022, the Group reduced manufacturing expenses by $5,219 (2021: $3,784, 2020: $nil).

During the year ended December 31, 2022, the Group identified that the non-current portion of certain government and other grants totaling $15,796 as at December 31, 2021 had been presented in current liabilities. The 2021 figures have been restated to reclassify this from current to non-current liabilities. There is no impact on the group’s reported loss for the year ended December 31, 2021 from this.

The Group has evaluated the effects of the error, both quantitatively and qualitatively, and concluded that the correction did not have a material impact on, nor require amendment of, any previously filed financial statements.